SCHEDULE OF LONG-TERM INVESTMENTS, NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Long-term investments, net	$ 100,444
Non-marketable equity securities [Member]
Ownership interest	4.00%